Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 07, 2021
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2021